Loss per share - Narrative (Details) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Stock options and awards
Earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	15,755,632	16,788,252